INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Contributions		$ 6,350,000	$ 4,328,000
Withdrawals		9,854,596	23,297,391
Subsequent Event [Member] | Millburn Multi-Markets Trading L.P. [Member]
Contributions	$ 106,933,030
Withdrawals	$ 103,243,832
Millburn Multi-Markets Trading L.P. [Member]
Capital withdrawals payable		13,752,350	44,120,763
Contributions		52,542,600	27,303,000
Withdrawals		$ 72,027,810	$ 219,545,395